TomorrowFunds
                         ------------------------------
                         R E T I R E M E N T  T R U S T



                         A Lifecycle Retirement Program





                               Semi Annual Report
                                 June 30, 2000
                                  (Unaudited)

                       TOMORROW LONG-TERM RETIREMENT FUND

                      TOMORROW MEDIUM-TERM RETIREMENT FUND

                      TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST


TABLE OF CONTENTS

Schedules of Investments:

        Tomorrow Long-Term Retirement Fund ................................    2

        Tomorrow Medium-Term Retirement Fund ..............................    6

        Tomorrow Short-Term Retirement Fund ...............................   10

Statements of Assets and Liabilities ......................................   12

Statements of Operations ..................................................   13

Statements of Changes in Net Assets .......................................   14

Notes to Financial Statements .............................................   15

Financial Highlights ......................................................   22



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

   NUMBER
   OF SHARES                 SECURITY                                    VALUE
   ---------                 --------                                    -----

                       TOMORROW LONG-TERM RETIREMENT FUND

                COMMON STOCKS (73.3%)
                BASIC MATERIALS (2.7%)
      425       Aptargroup Inc. ................................       $  11,475
      550       Cambrex Corp. ..................................          24,750
      525       Georgia Pacific Corp. ..........................          13,781
    1,200       Intermet Corp. .................................           8,250
      575      *Intervoice - Brite Inc. ........................           3,773
       35       Kimberly Clark Corp. ...........................           2,008
      375       Lilly Industries Inc. - Cl A ...................          11,273
      350       Macdermid Inc. .................................           8,225
      370       Nashua Corp. ...................................           3,052
    1,650       Occidental Petroleum Corp. .....................          34,753
      700       Pope & Talbot Inc. .............................          11,200
      180       Quanex Corp. ...................................           2,678
      450       Ryerson Tull Inc. ..............................           4,669
    1,500      *Santa Fe Snyder Corp. ..........................          17,063
    1,100       Sherwin - Williams Co. .........................          23,306
      550       Solutia, Inc. ..................................           7,563
      325       Tosco Corporation ..............................           9,202
      925       Transocean Sedco Forex Inc. ....................          49,430
                                                                        --------
                                                                         246,451
                                                                        --------

                COMMERCIAL SERVICES (2.1%)
      425       ABM Industries Inc. ............................           9,775
      200      *Acxiom Corp. ...................................           5,450
      950      *Billing Concepts Corp. .........................           4,216
      600      *Ciber Inc. .....................................           7,950
      500       Comdisco Inc. ..................................          11,156
      350       Eastman Kodak Co. ..............................          20,825
      425       Firstmerit Corp. ...............................           9,084
      200      *GTech Holding Corp. ............................           4,537
      640      *Insituform Technologies - Class A ..............          17,360
      209      *Quintiles Transnational Corp. ..................           2,952
      250       Readers Digest Association Inc. ................           9,938
    1,280       True North Communications ......................          56,320
      600       Young & Rubicam Inc. ...........................          34,313
                                                                        --------
                                                                         193,876
                                                                        --------

                CONSUMER CYCLICALS (3.1%)
      375      *Best Buy Inc. ..................................          23,719
      270      *Champion Enterprises Inc. ......................           1,316
      270       Clarcor Inc. ...................................           5,366
      500      *Convergys Corp. ................................          25,937
      650      *Dress Barn Inc. ................................          14,381
    1,400       Ford Motor Co. .................................          60,200
      275       Harley Davidson Inc. ...........................          10,588
      425       Jones Apparel Group Inc. .......................           9,988
      180       Kellwood Co. ...................................           3,803
      900       Metris Companies Inc. ..........................          22,613
      180      *Nautica Enterprises Inc. .......................           1,924
      360       Osh Kosh B'Gosh - Cl A .........................           5,895
      270       Ryland Group Inc. ..............................           5,974
      150       SPX Corp. ......................................          18,141
      800       Sears Roebuck & Co. ............................          26,100
      525       Shaw Industries Inc. ...........................           6,563
      100       Storage USA ....................................           2,950
      525       Toro Co. .......................................          17,292
      225       USG Corp. ......................................           6,834
      200       Wabash National Corp. ..........................           2,387
      200       *Williams Sonoma Inc. ..........................           6,487
      550       Winnebago Industries ...........................           7,184
                                                                        --------
                                                                         285,642
                                                                        --------

                CONSUMER NON CYCLICALS (4.4%)
      425       Anheuser - Busch Co. ...........................          31,742
      200       Ball Corp. .....................................           6,437
      500       Best Foods .....................................          34,625
    1,225       Boise Cascade Group ............................          31,697
      500       Casey's General Store ..........................           5,187
      169       Corning Inc. ...................................          45,609
      700       Hormel Foods Corp. .............................          11,768
      200       Libbey Inc. ....................................           6,425
      325       McCormack & Co Inc. ............................          10,562
      900       Newell Rubbermaid Inc. .........................          23,175
      600       Pepsico Inc. ...................................          26,663
    1,150       Philip Morris Companies Inc. ...................          30,547
      475       Procter & Gamble Co. ...........................          27,194
      325       Quaker Oats ....................................          24,416
      475      *Ralcorp Holding Inc. ...........................           5,819
      350      *Smithfield Foods Inc. ..........................           9,822
      300      *Suiza Foods Corp. ..............................          14,663
    2,604       Supervalu Inc. .................................          49,639
      325       Tupperware Corporation .........................           7,150
                                                                        --------
                                                                         403,140
                                                                        --------

                CONSUMER SERVICES (3.0%)
      700       Arctic Cat Inc. ................................           8,313
      350      *Brinker International Inc. .....................          10,237
    1,500       Brunswick Corp. ................................          24,844
      270      *Carmike Cinemas Inc. - Cl A ....................           1,046
      450       Darden Restaurants Inc. ........................           7,313
      360      *Devry Inc. .....................................           9,517
    1,300      *Midway Games Inc. ..............................          10,481
      550      *Park Place Entertainment Corp. .................           6,703
      500       Reynolds & Reynolds ............................           9,125
      600       Time Warner Inc. ...............................          45,600
      450       Viad Corp. .....................................          12,263
    1,725       Wal Mart Stores Inc. ...........................          99,403
      725       Walt Disney Co. ................................          28,139
                                                                        --------
                                                                         272,984
                                                                        --------

                ENERGY (2.2%)
      300      *BJ Services Co. ................................          18,750
      200      *Barrett Resources Corp. ........................           6,088
      750       Coastal Corp. ..................................          45,656
      225       Dynegy Inc New Cl A ............................          15,370


                         See Notes to Financial Statements                Page 3






TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

   NUMBER
   OF SHARES                 SECURITY                                    VALUE
   ---------                 --------                                    -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)



      350       Keyspan Corp. ..................................       $  10,763
      275       Murphy Oil Corp. ...............................          16,345
      180      *New Field Exploration Co. ......................           7,043
      920      *Oceaneering International Inc. .................          17,480
      950       Royal Dutch Petroleum ADR ......................          58,484
                                                                       ---------
                                                                         195,979
                                                                       ---------

                FINANCE (8.5%)
      625       AMBAC Financial Group Inc. .....................          34,258
      400       American International Group ...................          47,000
      495       Associated Banc Corp. ..........................          10,797
       90       Astoria Financial Corp. ........................           2,317
      821       BankNorth Group Inc. ...........................          12,572
      315       Bear Stearns Cos. Inc. .........................          13,112
      100       Centura Banks Inc. .............................           3,394
      178       Charter One Financial ..........................           4,094
      850       Cincinnati Financial Corp. .....................          26,722
    1,875       Citigroup Inc. .................................         112,969
      135       Commercial Federal Corp. .......................           2,101
      200       Cullen/Frost Bankers Inc. ......................           5,262
      156      *Delphi Financial Group .........................           5,294
      875       Dime Bancorp Inc. ..............................          13,781
      500       Equifax Inc. ...................................          13,125
      750       Federal National Mortgage Association ..........          39,141
      335       Fidelity National Financial Inc. ...............           6,135
      200       Finova Group Inc. ..............................           2,600
      400       First American Corporation .....................           5,725
      950       Fleet Boston Financial Group Inc. ..............          32,300
      100       Franchise Finance Corp. of America .............           2,300
    3,375       Hibernia Corp Class A ..........................          36,703
      270       Hilb, Rogal & Hamilton Co. .....................           9,365
      900       Household International Inc. ...................          37,406
      360       Hudson United Bancorp ..........................           8,077
      180       Keystone Financial Inc. ........................           3,825
      325       Legg Mason Inc. ................................          16,250
      275       MAF Bancorp ....................................           5,002
      350       Merrill Lynch & Co Inc. ........................          40,250
      180       Mutual Risk Management .........................           3,116
      350       Nationwide Financial Services ..................          11,506
    1,240       North Fork Bancorp .............................          18,755
      300       The PMI Group Inc. .............................          14,250
      925       PNC Financial Services Group ...................          43,359
      375       Paine Webber Group Inc. ........................          17,063
      275       T. Rowe Price Associates Inc. ..................          11,687
      300       Provident Financial Group ......................           7,144
      100       Radian Group Inc. ..............................           5,175
      500       Raymond James Financial ........................          11,250
      462       Charles Schwab Corp. ...........................          15,535
      350       State Street Corp. .............................          37,122
      550       Summit Bankcorp ................................          13,544
      375       TCF Financial Corp. ............................           9,633
      180       Trenwick Group Inc. ............................           2,621
                                                                       ---------
                                                                         773,637
                                                                       ---------
                HEALTH CARE (8.5%)
      270      *Advanced Tissue Sciences Inc. ..................           2,168
      200       Allergen Inc. ..................................          14,900
      650       Alpharma Inc Cl A ..............................          40,462
      400      *Amerisource Health Corp. .......................          12,400
      300       Baxter International ...........................          21,094
      225       Beckman Coulter Inc. ...........................          13,134
      525       Cardinal Health Inc. ...........................          38,850
      625       DENTSPLY International .........................          19,258
      650       Eli Lilly & Co. ................................          64,919
      200      *Express Scripts Inc -Cl A ......................          12,425
      125      *Genzyme Corp. ..................................           7,430
      500       Johnson & Johnson Co. ..........................          50,937
    1,350      *Medimmune Inc. .................................          99,900
      180       Mentor Corp. ...................................           4,894
    1,025       Merck & Co Inc. ................................          78,541
      150      *Millennium Pharmaceuticals Inc. ................          16,781
      180      *Orthodontic Centers of America .................           4,072
      270       Owens & Minor Inc. .............................           4,641
      250      *PacifiCare Health Systems - Cl B ...............          15,047
    2,150       Pfizer Inc. ....................................         103,200
      180      *Respironics Inc. ...............................           3,240
      475       Schering Plough Corp. ..........................          23,987
      521      *Shire Pharmaceuticals Group - ADR ..............          27,027
    1,150       Stryker Corp. ..................................          50,313
      575      *Wellpoint Health Networks ......................          41,652
                                                                       ---------
                                                                         771,272
                                                                       ---------

                INDUSTRIAL (6.6%)
      275      *American Standard Cos Inc. .....................          11,275
      730      *Anixter International Inc. .....................          19,345
      350       Applied Power Inc. .............................          11,725
      950      *CDI Corp. ......................................          19,356
      475       Cabot Corp. ....................................          12,944
      200       Centurytel Inc. ................................           5,750
    1,275      *Cytec Industries Inc. ..........................          31,477
      337      *Dycom Industries ...............................          15,502
      600       Exxon Mobil Corp. ..............................          47,100
      150       Ferro Corp. ....................................           3,150
    2,850       General Electric ...............................         151,050
      550       Imco Recycling Inc. ............................           2,990
      900      *Ivax Corp. .....................................          37,350
      135       Manitowoc Inc. .................................           3,611
    1,160      *Morrison Knudson Co. ...........................           8,410
      575      *Noble Drilling Corp. ...........................          23,683
      975      *Novellus Systems Inc. ..........................          55,148
       90      *SPS Technologies Inc. ..........................           3,696
      850       Tyco International Ltd. ........................          40,269
    1,625       USX - Marathon Group ...........................          40,727
      825      *Vishay International Inc. ......................          31,298
      175      *Waters Corp. ...................................          21,842
                                                                       ---------
                                                                         597,698
                                                                       ---------

 Page 3                     See Notes to Financial Statements






TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

   NUMBER
   OF SHARES                 SECURITY                                    VALUE
   ---------                 --------                                    -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

                REAL ESTATE INVESTMENT TRUST (0.7%)
      400       Charles Smith Residential ......................          15,200
      180       Federal Realty Investors Trust .................           3,600
      225       General Growth Properties ......................           7,144
      675       Glenborough Realty .............................          11,770
      100       Health Care Property Investors .................           2,725
      200       Highwood Properties ............................           4,800
      100       Liberty Property Trust .........................           2,594
      100       Mack-Cali Realty Corp. .........................           2,569
      640       New England Business Service ...................          10,400
                                                                       ---------
                                                                          60,802
                                                                       ---------

                RETAIL (2.1%)
      500      *BJ's Wholesale Club Inc. .......................          16,500
      250      *CDW Computer Centers Inc. ......................          15,625
      750      *Federated Department Store .....................          25,312
      350      *Footstar Inc. ..................................          11,638
    1,900      *Jack in the Box Inc. ...........................          46,788
      350      *Men's Warehouse ................................           7,809
      275      *Neiman Marcus Group Inc. .......................           8,130
      125      *Payless Shoesource Inc. ........................           6,406
    1,075       Pier 1 Imports Inc. ............................          10,481
      200       Tiffany & Company ..............................          13,500
      650      *Zale Corp. .....................................          23,725
                                                                       ---------
                                                                         185,914
                                                                       ---------

                TECHNOLOGY (18.4%)
      555       AAR Corp. ......................................           6,660
      225      *Adaptec Inc. ...................................           5,119
      700      *Adaptive Broadband Corp. .......................          25,725
      225       Adobe Systems Inc. .............................          29,250
      300      *Affiliated Computer Services ...................           9,919
    2,100       Allegheny Energy Inc. ..........................          57,487
      800      *Altera Corp. ...................................          81,550
      450      *American Management Systems ....................          14,773
    1,175      *Andrew Corp. ...................................          39,436
      700      *Apple Computer Inc. ............................          36,662
      500      *Applied Materials Inc. .........................          45,312
      200      *Aspect Communications Inc. .....................           7,863
      180      *Cognex Corp. ...................................           9,315
      475       Computer Associates International Inc. .........          24,314
      675       Computer Task Group ............................           3,417
      500      *Concord EFS Inc. ...............................          13,000
      700       Dallas Semiconductors ..........................          28,525
      550      *EMC Corp. ......................................          42,316
    1,800      *Filenet Corp. ..................................          33,075
      700       First Data Corp. ...............................          34,738
      450      *Fiserv Inc. ....................................          19,463
    1,275       Gerber Scientific Inc. .........................          14,662
      750       Harris Corp. ...................................          24,563
    1,000       Intel Corp. ....................................         133,687
      700       International Business Machines Corp. ..........          76,694
      275      *International Rectifier Corp. ..................          15,400
    1,640      *Kemet Corp. ....................................          41,103
      200      *Lexmark International Group - Cl A .............          13,450
      690      *Microchip Technology Inc. ......................          40,203
      975      *Microsoft Corp. ................................          78,000
      250      *National Semiconductor .........................          14,187
      300      *Nextel Communications Inc. .....................          18,356
    1,325      *Oracle Corporation .............................         111,383
       74      *PeopleSoft Inc. ................................           1,240
      100      *Precision Castparts Corp. ......................           4,525
      100      *Qlogic Corp. ...................................           6,606
      300      *Rational Software ..............................          27,881
      180      *S3 Incorporated ................................           2,655
      560      *Sanmina Corp. ..................................          47,880
      650      Scientific Atlanta Inc. .........................          48,425
      625      *Siebel Systems Inc. ............................         102,227
      975      *Sun Microsystems Inc. ..........................          88,664
      250      *Symantec Corp. .................................          13,484
      325       Technitrol Inc. ................................          31,484
      500      *Teradyne Inc. ..................................          36,750
      600       Texas Intruments Inc. ..........................          41,212
      825       United Technologies ............................          48,572
      250      *Visx Inc. ......................................           7,016
      350      *Xircom .........................................          16,625
                                                                       ---------
                                                                       1,674,853
                                                                       ---------

                TELECOMMUNICATIONS (6.9%)
    1,100      *ADC Telecommunications Inc. ....................          92,263
    1,525       AT&T Corp. .....................................          48,228
      100      *Adtran Inc. ....................................           5,987
    1,300       Bell Atlantic Corp. ............................          66,056
    1,300       Bellsouth Corp. ................................          55,412
    1,800      *Cisco Systems ..................................         114,412
    1,000      *Comcast Corp Cl A ..............................          40,500
      150      *DST System .....................................          11,419
      550      *General Communication - Cl A ...................           2,819
      217      *Harmonic Inc. ..................................           5,371
      200      *Hispanic Broadcasting Corp. ....................           6,625
      150      *Powerwave Technologies Inc. ....................           6,600
      100       Telephone & Data Systems Inc. ..................          10,025
      225      *Univision Communications Inc. ..................          23,288
      500      *Voicestream Wireless Corp. .....................          58,148
      625      *Western Wireless Co. ...........................          34,063
    1,100      *Worldcom Inc. ..................................          50,463
                                                                       ---------
                                                                         631,679
                                                                       ---------

                TRANSPORTATION (0.9%)
      400      *Alaska Air Group ...............................          10,850
      550       Delta Air Lines Inc. ...........................          27,809
      525      *J B Hunt Transportation Services Inc. ..........           8,105
      600       Mascotech Inc. .................................           6,487
      675       Meritor Automotive .............................           7,425


                     See Notes to Financial Statements                    Page 4






TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

   NUMBER
   OF SHARES                 SECURITY                                    VALUE
   ---------                 --------                                    -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)


      200       Polaris Industries .............................       $   6,400
      183       Visteon Corp. ..................................           2,223
      750      *Yellow Corp. ...................................          11,062
                                                                       ---------
                                                                          80,361
                                                                       ---------

                UTILITIES (3.2%)
      550      *Atmel Corp. ....................................          20,281
    1,125       Belden Inc. ....................................          28,828
      400      *C-Cube Microsystems ............................           7,850
      650       Conectiv, Inc. .................................          10,116
      600       Cooper Industries Inc. .........................          19,537
      475       Cypress Semicinductor ..........................          20,069
      800       Energy East Corp. ..............................          15,250
      800       FPL Group Inc. .................................          39,600
      225       Florida Progress Co. ...........................          10,547
      500       GPU Inc. .......................................          13,531
      675      *Integrated Device Technology ...................          40,416
      450       Mark IV Industries Inc. ........................           9,394
      700       Northwest Natural Gas Co. ......................          15,662
      500       Pinnacle West Capital ..........................          16,937
    1,250       Questar Corp. ..................................          24,219
                                                                       ---------
                                                                         292,237
                                                                       ---------

                TOTAL COMMON STOCKS
                  (Cost $5,752,909) ............................       6,666,525
                                                                       ---------

                OPEN END INVESTMENT COMPANY (4.7%)
                  (Cost $326,911)
   31,000       BT EAFE Equity Index Fund ......................         431,830
                                                                       ---------

Principal
 Amount
                U.S. GOVERNMENT OBLIGATIONS (24.7%)
                U.S. TREASURY NOTES (22.9%)
$ 155,000       5.250% Due 8/15/03 .............................         150,252
  160,000       5.500% Due 5/15/09 .............................         153,099
  145,000       5.625% Due 5/15/08 .............................         139,880
  360,000       6.000% Due 8/15/09 .............................         357,131
  795,000       6.125% Due 12/31/01 ............................         791,152
  305,000       6.125% Due 8/15/07 .............................         302,950
  205,000       6.750% Due 9/15/29 .............................         196,128
                                                                       ---------
                                                                       2,090,592
                                                                       ---------

                U.S. TREASURY BONDS (1.6%)
  165,000       5.250% Due 11/15/28 ............................         146,103
                                                                       ---------

                U.S. TREASURY STRIP (0.2%)
   40,000       0.000% Due 2/15/15 .............................          16,188
                                                                       ---------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $2,299,951) ............................      $2,252,883
                                                                      ----------

                EURODOLLAR DEPOSIT (3.2%)
                  (Cost $294,000)
 $294,000       Societe General 6.400% Due 7/3/00 ..............         294,000
                                                                      ----------

                TOTAL INVESTMENTS (105.9%)
                  (Cost $8,673,771) ............................       9,645,238

                LIABILITIES IN EXCESS OF
                  OTHER ASSETS (-5.9%) .........................        (541,296)
                                                                      ----------

                TOTAL NET ASSETS (100.0%) ......................      $9,103,942
                                 ======                               ==========

* Non-income producing security.

Page 5                  See Notes to Financial Statements






TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

   NUMBER
   OF SHARES                 SECURITY                                    VALUE
   ---------                 --------                                    -----

                      TOMORROW MEDIUM-TERM RETIREMENT FUND


                COMMON STOCK (58.0%)
                BASIC MATERIALS (2.0%)
      200       Aptargroup Inc. ................................       $   5,400
      825       Belden Inc. ....................................          21,141
      275       Cambrex Corp. ..................................          12,375
    1,800      *Cytec Industries Inc. ..........................          44,437
      875       Georgia Pacific Co. ............................          22,969
      575       Intermet Corp. .................................           3,953
      850      *Ivax Corp. .....................................          35,275
      200       Lilly Industries ...............................           6,013
      150       Macdermid Inc. .................................           3,525
      400       Pope & Talbot Inc. .............................           6,400
      100       Quanex Corp. ...................................           1,487
      575       Ryerson Tull Inc. ..............................           5,966
       50      *SPS Technologies Inc. ..........................           2,053
    1,150       Sherwin - Williams Co. .........................          24,366
      650       Solutia, Inc. ..................................           8,937
    1,200       Transocean Sedco Forex Inc. ....................          64,125
                                                                      ----------
                                                                         268,422
                                                                      ----------

                CAPITAL GOODS (0.3%)
      300       AAR Corp. ......................................           3,600
      175       Applied Power Inc. .............................           5,863
      300      *Insituform Technology ..........................           8,138
       75       Manitowoc Inc. .................................           2,006
      550      *Morrison Knudsen Co. ...........................           3,987
      100       Ryland Group Inc. ..............................           2,213
      250       Toro Co. .......................................           8,234
      225       USG Corp. ......................................           6,834
      300       Winnebago Industries ...........................           3,919
                                                                      ----------
                                                                          44,794
                                                                      ----------

                COMMERCIAL SERVICES (0.7%)
      200       ABM Industries Inc. ............................           4,600
      450      *Billing Concepts Corp. .........................           1,997
      425       Comdisco Inc. ..................................           9,483
      625      *Convergys Corp. ................................          32,422
      116      *Quintiles Transnational ........................           1,639
      700       True North Communication .......................          30,800
      450       Viad Corp. .....................................          12,262
                                                                      ----------
                                                                          93,203
                                                                      ----------

                CONSUMER CYCLICALS (1.8%)
      325       Arctic Cat Inc. ................................           3,859
      550      *Best Buy Inc. ..................................          34,787
    2,400       Brunswick Corp. ................................          39,750
      150       Clarcor Inc. ...................................           2,981
    1,850       Ford Motor Company .............................          79,550
      275       Harley Davidson Inc. ...........................          10,587
      325       Jones Apparel Group Inc. .......................           7,638
      100       Kellwood Company ...............................           2,112
      300       Mascotech Inc. .................................           3,244
      650       Meritor Automotive .............................           7,150
      100      *Nautica Enterprises Inc. .......................           1,069
      200       Osh Kosh B'Gosh Class `A' ......................           3,275
      100       Polaris Industries .............................           3,200
    1,200       Sears Roebuck & Co. ............................          39,150
      450       Shaw Industries Inc. ...........................           5,625
      100       Wabash National Corp. ..........................           1,194
                                                                      ----------
                                                                         245,171
                                                                      ----------

                CONSUMER NON CYCLICALS (3.6%)
      525       Anheuser-Busch Co. .............................          39,211
      250       Ball Corp. .....................................           8,047
      850       Best Foods .....................................          58,862
    1,600       Boise Cascade Corp. ............................          41,400
      250       Corning Inc. ...................................          67,469
      700       Hormel Foods Corp. .............................          11,769
      100       Libbey Inc. ....................................           3,213
      350       McCormick & Co Inc. ............................          11,375
      300       New England Business Service ...................           4,875
    1,350       Newell Rubbermaid Inc. .........................          34,763
      850       Pepsico Inc. ...................................          37,772
    2,300       Philip Morris Companies Inc. ...................          61,094
      725       Procter & Gamble Co. ...........................          41,506
      500       Quaker Oats ....................................          37,562
      225      *Ralcorp Holding Inc. ...........................           2,756
      175      *Smithfield Foods Inc. ..........................           4,911
      300      *Suiza Foods Corp. ..............................          14,662
      375       Tupperware Corporation .........................           8,250
                                                                      ----------
                                                                         489,497
                                                                      ----------

                CONSUMER SERVICES (1.4%)
      325      *Brinker International Inc. .....................           9,506
      675      *CDI Corp. ......................................          13,753
      500       Darden Restaurants .............................           8,125
      200      *Devry Inc. .....................................           5,288
      575       Eastman Kodak ..................................          34,213
      275       Imco Recycling, Inc. ...........................           1,495
      750      *Park Place Entertainment Corp. .................           9,141
      250       Readers Digest Association Inc. ................           9,938
    1,050       Walt Disney Co. ................................          40,753
    1,000       Young & Rubicam Inc. ...........................          57,187
                                                                      ----------
                                                                         189,399
                                                                      ----------

                ENERGY (1.9%)
      325      *BJ Services Co. ................................          20,312
      100      *Barrett Resources Corp. ........................           3,044
      250       Dynegy Inc. ....................................          17,078
      375       Keyspan Corp. ..................................          11,531
      300       Murphy Oil Corp. ...............................          17,831
      100      *New Field Exploration Co. ......................           3,912
      500      *Oceaneering International Inc. .................           9,500
    1,350       Questar Corp. ..................................          26,156



                        See Notes to Financial Statements                 Page 6





  TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

NUMBER
OF SHARES                 SECURITY                                    VALUE
---------                 --------                                    -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)




    1,300       Royal Dutch Petroleum ADR ......................       $  80,031
      300       Tosco Corporation ..............................           8,494
    2,700       USX - Marathon Group ...........................          67,669
                                                                      ----------
                                                                         265,558
                                                                      ----------

                FINANCE (7.3%)
    1,000       AMBAC Financial Group Inc. .....................          54,813
      625       American International Group Inc. ..............          73,438
      550       Associated Banc-Corp ...........................          11,997
      365       BankNorth Group Inc. ...........................           5,589
      315       Bear Stearns Cos ...............................          13,112
       50       Centura Banks Inc. .............................           1,697
       99       Charter One Financial ..........................           2,277
    1,300       Cincinnati Financial Corp. .....................          40,869
    2,525       Citigroup Inc. .................................         152,131
       75       Commercial Federal Corp. .......................           1,167
      100       Cullen Frost Banker ............................           2,631
       77      *Delphi Financial Group .........................           2,613
      750       Dime Bancorp Inc. ..............................          11,813
      550       Equifax Inc. ...................................          14,438
    1,100       Federal National Mortgage Association ..........          57,406
      181       Fidelity National Financial Inc. ...............           3,315
      200       First American Corp. ...........................           2,863
      200       FirstMerit Corporation .........................           4,275
    2,000       Fleet Boston Financial Group ...................          68,000
      100       Franchise Finance Corp of America ..............           2,300
    4,600       Hibernia Corp Class A ..........................          50,025
      150       Hilb, Rogal, and Hamilton Co. ..................           5,203
    1,350       Household International Inc. ...................          56,109
      180       Hudson United Bancorp ..........................           4,039
      100       Keystone Financial Inc. ........................           2,125
      132       Legg Mason Inc. ................................           6,600
      250       MAF Bancorp ....................................           4,547
      475       Merrill Lynch & Co Inc. ........................          54,625
      450       Metris Companies ...............................          11,306
       75       Mutual Risk Management .........................           1,298
      225       Nationwide Financial Services ..................           7,397
    1,200       North Fork Bancorporation ......................          18,150
      350       The PMI Group Inc. .............................          16,625
    1,550       PNC Financial Services Group ...................          72,656
      650       Paine Webber Group Inc. ........................          29,575
      325       T. Rowe Price Associates Inc. ..................          13,812
      325       Provident Financial Group Inc. .................           7,739
       50       Radian Group ...................................           2,587
      225       Raymond James Financial ........................           5,063
      257       Charles Schwab Corp. ...........................           8,642
      550       State Street Corp. .............................          58,334
      550       Summit Bankcorp ................................          13,544
      450       TCF Financial Corp. ............................          11,559
      100       Trenwick Group Inc. ............................           1,456
                                                                      ----------
                                                                         989,760
                                                                      ----------

                HEALTH CARE (7.0%)
      200       Allergen Inc. ..................................          14,900
      525       Alpharma Inc Class A ...........................          32,681
      400      *AmeriSource Health .............................          12,400
      550       Baxter International ...........................          38,672
      250       Beckman Coulter Inc. ...........................          14,594
      700       Cardinal Health Inc. ...........................          51,800
      625       DENTSPLY International .........................          19,258
      950       Eli Lilly & Co. ................................          94,881
      100      *Express Scripts Inc Class A ....................           6,213
      750       Johnson & Johnson ..............................          76,406
    1,125      *Medimmune Inc. .................................          83,250
      100       Mentor Corp. ...................................           2,719
    1,350       Merck & Co Inc. ................................         103,444
      150      *Millennium Pharmaceuticals Inc. ................          16,781
      100      *Orthodontic Centers of America .................           2,263
      150       Owens & Minor Inc. .............................           2,577
      200      *Pacificare Health Service ......................          12,037
    3,550       Pfizer Inc. ....................................         170,400
      100      *Respironics Inc. ...............................           1,800
    1,100       Schering-Plough Corp. ..........................          55,550
      234       Shire Pharmaceuticals Group - ADR ..............          12,139
    1,700       Stryker Corp. ..................................          74,375
      800      *Wellpoint Health Networks ......................          57,950
                                                                      ----------
                                                                         957,090
                                                                      ----------

                INDUSTRIAL (2.8%)
      275      *American Standard Cos Inc. .....................          11,275
      500       Cabot Corp. ....................................          13,625
    4,500       General Electric Corporation ...................         238,500
      150       SPX Corp. ......................................          18,141
    1,300       Tyco International .............................          61,588
      863      *Vishay International ...........................          32,721
                                                                      ----------
                                                                         375,850
                                                                      ----------

                REAL ESTATE INVESTMENT TRUST (0.2%)
      200       Charles E. Smith Residential Realty, Inc. ......           7,600
      100       Federal Realty Investment Trust ................           2,000
      100       Felcor Lodging Trust Inc. ......................           1,850
      100       General Growth Properties ......................           3,175
      150       Glenborough Realty .............................           2,615
      100       Health Care Property Investors .................           2,725
      100       Highwood Properties Inc. .......................           2,400
      100       Indymac Mortgage Holdings ......................           1,356
      100       Liberty Property Trust .........................           2,594
      100       Mack-Cali Realty Corp. .........................           2,569
      100       Storage USA ....................................           2,950
                                                                      ----------
                                                                          31,834
                                                                      ----------


 Page 7                 See Notes to Financial Statements





TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

NUMBER
OF SHARES                 SECURITY                                    VALUE
---------                 --------                                    -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)




                RETAIL (2.8%)
      550      *BJ's Wholesale Club Inc. .......................       $  18,150
      200      *CDW Computer Centers Inc. ......................          12,500
      250       Caseys General Store ...........................           2,594
      200       Cash America International .....................           1,475
      350      *Dress Barn Inc. ................................           7,744
      750      *Federated Department Store .....................          25,313
      175      *Footstar Inc. ..................................           5,819
    2,200      *Jack in the Box Inc. ...........................          54,175
      175      *Men's Wearhouse ................................           3,905
      150      *Payless Shoesource Inc. ........................           7,687
      500       Pier 1 Imports Inc. ............................           4,875
    2,414       Supervalu Inc. .................................          46,017
      175       Tiffany & Company ..............................          11,812
    2,850       Wal Mart Stores Inc. ...........................         164,231
      100      *Williams Sonoma ................................           3,244
      475      *Zale Corp. .....................................          17,337
                                                                      ----------
                                                                         386,878
                                                                      ----------

                TECHNOLOGY (16.9%)
      100      *Acxiom Corporation .............................           2,725
      225      *Adaptec Inc. ...................................           5,119
      500      *Adaptive Broadband .............................          18,375
      250       Adobe Systems Inc. .............................          32,500
      350      *Affiliated Computer Services ...................          11,572
    1,175      *Altera Corp. ...................................         119,777
      200      *American Management Systems ....................           6,566
    1,750      *Andrew Corp. ...................................          58,734
      400      *Anixter International ..........................          10,600
    1,050      *Apple Computer Inc. ............................          54,994
      750      *Applied Materials Inc. .........................          67,969
      100      *Aspect Communications ..........................           3,931
      150      *C-Cube Microsystems ............................           2,944
      275      *Ciber Inc. .....................................           3,644
    2,700      *Cisco Systems ..................................         171,619
      100      *Cognex Corp. ...................................           5,175
      775       Computer Associates International Inc. .........          39,670
      325       Computer Task Group ............................           1,645
      325      *Concord EFS Inc. ...............................           8,450
      600      *Cypress Semiconductor ..........................          25,350
      350       Dallas Semiconductors ..........................          14,262
      800      *EMC Corp. ......................................          61,550
      425      *Filenet Corp. ..................................           7,809
    1,200       First Data Corp. ...............................          59,550
      325      *Fiserv Inc. ....................................          14,056
      650       Gerber Scientific Inc. .........................           7,475
      350      *Gtech Holding Corp. ............................           7,941
      750      *Integrated Device Technology ...................          44,906
    1,500       Intel Corp. ....................................         200,531
    1,100       International Business Machines Corp. ..........         120,519
      300      *International Rectifier Corp. ..................          16,800
      275      *Intervoice-Brite Inc. ..........................           1,805
      900      *Kemet Corp. ....................................          22,556
      425      *Lexmark Holdings Cass A ........................          28,581
      300      *Microchip Technology Inc. ......................          17,480
    1,475      *Microsoft Corp. ................................         118,000
      600      *Midway Games Inc. ..............................           4,837
      300       Nashua Corp. ...................................           2,475
      250      *National Semiconductor .........................          14,187
      600      *Nextel Communications Inc. .....................          36,713
      675      *Novellus Systems Inc. ..........................          38,180
    2,000      *Oracle Corporation .............................         168,125
       41      *People Soft Inc. ...............................             687
      125      *Qlogic Corp. ...................................           8,258
      350      *Rational Software ..............................          32,528
      425       Reynolds & Reynolds Class A ....................           7,756
      550      *S3 Incorporated ................................           8,113
      400      *Sanmina Corp. ..................................          34,200
    1,100       Scientific Atlanta Inc. ........................          81,950
      675      *Siebel Systems Inc. ............................         110,405
    1,500      *Sun Microsystems Inc. ..........................         136,406
      275      *Symantec Corp. .................................          14,833
      250       Symbol Technologies Inc. .......................          13,500
      150       Technitrol Inc. ................................          14,531
      675      *Teradyne Inc. ..................................          49,612
    1,000       Texas Instruments Inc. .........................          68,687
      500       United Technologies ............................          29,438
      100      *Visx Inc. ......................................           2,806
      200      *Waters Corp. ...................................          24,962
      175      *Xircom .........................................           8,312
                                                                      ----------
                                                                       2,306,681
                                                                      ----------

                TRANSPORTATION (0.5%)
      425      *Alaska Air Group ...............................          11,528
      900       Delta Air Line Inc. ............................          45,506
      525      *J B Hunt Transportation Services Inc. ..........           8,105
      242       Visteon Corp. ..................................           2,937
      400      *Yellow Corp. ...................................           5,900
                                                                      ----------
                                                                          73,976
                                                                      ----------

                TELECOMMUNICATIONS (5.2%)
    1,750      *ADC Telecommunications Inc. ....................         146,781
    2,250       AT & T Corp. ...................................          71,156
      100      *Adtran Inc. ....................................           5,988
      975       Bell Atlantic Corp. ............................          49,542
    1,450       Bellsouth Corp. ................................          61,806
      200       Centurytel Inc. ................................           5,750
    1,550      *Comcast Corp Class A Special ...................          62,775
      175      *DST System .....................................          13,323
    1,000       GTE Corporation ................................          62,250
      300      *General Communication ..........................           1,537
       81       Harmonic Inc. ..................................           2,005
      250      *Hispanic Broadcasting Corp. ....................           8,281
      150      *Powerwave Technologies Inc. ....................           6,600
      125       Telephone & Data Systems Inc. ..................          12,531
      750       Time Warner Inc. ...............................          57,000


                       See Notes to Financial Statements                Page 8





TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

NUMBER
OF SHARES                 SECURITY                                  VALUE
---------                 --------                                  -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)


      250      *Univision Communications Inc. ..................       $  25,875
      250      *Voicestream Wireless Corp. .....................          29,074
      300      *Western Wireless ...............................          16,350
    1,499      *Worldcom Inc. ..................................          68,767
                                                                      ----------
                                                                         707,391
                                                                      ----------

                UTILITIES (3.6%)
    2,375       Allegheny Energy Inc. ..........................          65,016
      550      *Atmel Corp. ....................................          20,281
    1,100       Coastal Corp. ..................................          66,963
      700       Connectiv Inc. .................................          10,894
      900       Cooper Industries Inc. .........................          29,306
      300       DTE Energy Co. .................................           9,169
      700       Energy East Corp. ..............................          13,344
      800       Exxon Mobil Corp Co. ...........................          62,800
    1,000       FPL Group Inc. .................................          49,500
      225       Florida Progress Co. ...........................          10,547
      550       GPU Inc. .......................................          14,884
      525       Mark IV Industries Inc. ........................          10,959
      550      *Noble Drilling Corp. ...........................          22,653
      350       Northwest Natural Gas Co. ......................           7,831
    2,700       Occidental Petroleum Corp. .....................          56,869
      450       Pinnacle West Capital ..........................          15,244
      700      *Santa Fe Snyder Corp. ..........................           7,962
      600       Utilicorp United Inc. ..........................          11,925
                                                                      ----------
                                                                         486,147
                                                                      ----------

                Total Common Stocks
                        (Cost $6,956,089) ......................       7,911,651
                                                                      ----------

                OPEN END INVESTMENT COMPANY (5.1%)
                        (Cost $502,163)
   50,000       BT EAFE Equity Index Fund. .....................         696,500
                                                                      ----------

PRINCIPAL
AMOUNT
---------
                U.S. GOVERNMENT OBLIGATIONS & Agency Notes (27.3%)
                U.S. Treasury Bond (1.4%)
 $195,000       6.125% Due 8/15/29 .............................         196,950
                                                                      ----------

                U.S. TREASURY STRIPS (2.0%)
  680,000       Due 2/15/15 ....................................         275,196
                                                                      ----------

                U.S. TREASURY NOTES (19.6%)
  940,000       5.250% Due 8/15/03 .............................         911,208
  120,000       5.500% Due 5/15/09 .............................         114,824
  230,000       5.625% Due 5/15/08 .............................         221,879
   80,000       5.875% Due 11/15/04 ............................          78,837
   90,000       6.000% Due 8/15/09 .............................          89,283
1,135,000       6.125% Due 12/31/01 ............................       1,129,507
  115,000       6.500% Due 2/15/10 .............................         118,935
                                                                      ----------
                                                                       2,664,473
                                                                      ----------
                FEDERAL AGENCY AND GOVERNMENT (4.3%)
  510,000       Freddie Mac 6.750% Due 9/15/29 .................         487,927
  100,000       Federal National Mortgage Association
                        7.125% Due 3/15/07 .....................         100,195
                                                                      ----------
                                                                         588,122
                                                                      ----------

                TOTAL U.S. GOVERNMENT OBLIGATIONS & Agency Notes
                        (Cost $3,632,203) ......................       3,724,741
                                                                      ----------

                CORPORATE DEBENTURES (12.1%)
                FINANCE (11.7%)12.1%)
  150,000       American General Finance 5.750% Due 11/1/03 ....         141,743
  150,000       Barclay's Bank PLC Yankee 7.400% Due 12/15/09 ..         146,081
  175,000       Bear Stearns Co Inc 7.625% Due 12/7/09 .........         166,593
  175,000       Ford Motor Credit 7.375% Due 10/28/09 ..........         169,272
  200,000       GMAC Medium Term Note 5.375% Due 9/30/02 .......         191,230
  150,000       Lehman Brothers Holdings 7.750% Due 1/15/05.....         148,610
  140,000       Merrill Lynch & Co. 5.870% Due 11/15/01 ........         137,260
  150,000       Morgan Stanley Dean Witter 7.125% Due 1/15/03 ..         149,039
  125,000       Royal Bank of Scotland Plc 9.118% Due 3/31/49 ..         129,543
  115,000       Salomon Smith Barney Holding 6.750% Due 2/15/03.         112,973
  110,000       Sprint Capital Corp. 6.900% Due 5/1/19 .........          97,808
                                                                      ----------
                                                                       1,590,152
                                                                      ----------

                INDUSTRIAL (0.4%)
   60,000       Liberty Media Group 8.250% Due 2/1/30 ..........          55,371
                                                                      ----------

                TOTAL CORPORATE DEBENTURES
                        (Cost $1,688,076) ......................       1,645,523
                                                                      ----------

                EURODOLLAR DEPOSIT (4.1%)
                        (Cost $556,000)
  556,000       Societe General 6.400% Due 7/3/00 ..............         556,000
                                                                      ----------

                TOTAL INVESTMENTS (106.6%)
                        (Cost $ 13,334,531) ....................      14,534,415

                Liabilities in Excess of
                  of Other Assets (-6.6%) ......................        (893,856
                                                                     -----------

                TOTAL NET ASSETS (100.0%) ......................     $13,640,559
                                                                     ===========

Page 9                  See Notes to Financial Statements





TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

NUMBER
OF SHARES                 SECURITY                                  VALUE
---------                 --------                                  -----

                       TOMORROW SHORT-TERM RETIREMENT FUND

                COMMON STOCKS (36.3%)
                BASIC MATERIALS (0.8%)
    1,100       Boise Cascade Corp. ............................       $  28,462
    1,050      *Cytec Industries Inc. .........................           25,922
      800       Transocean Sedco Forex Inc. ....................          42,750
                                                                       ---------
                                                                          97,134
                                                                       ---------

                CONSUMER CYCLICALS (1.1%)
      300      *Best Buy Inc. .................................           18,975
    1,250       Brunswick Corp. ................................          20,703
    1,350       Ford Motor Company .............................          58,050
      975       Sears Roebuck & Co. ............................          31,809
                                                                       ---------
                                                                         129,537
                                                                       ---------

                CONSUMER NON CYCLICALS (2.4%)
      475       Anheuser-Busch Companies Inc. ..................          35,477
      575       Best Foods .....................................          39,819
      200       Corning Inc. ...................................          53,975
      850       Newell Rubbermaid Inc. .........................          21,887
      725       Pepsico Inc. ...................................          32,217
    1,700       Philip Morris Companies Inc. ...................          45,156
      550       Procter & Gamble Co. ...........................          31,487
      375       Quaker Oats ....................................          28,172
                                                                       ---------
                                                                         288,190
                                                                       ---------

                CONSUMER SERVICES (0.9%)
    1,100       Darden Restaurants Inc. ........................          17,875
      400       Eastman Kodak Co. ..............................          23,800
      900       Walt Disney Co. ................................          34,931
      600       Young & Rubicam Inc. ...........................          34,313
                                                                       ---------
                                                                         110,919
                                                                       ---------

                ENERGY (1.0%)
    1,225       Royal Dutch Petroleum ADR ......................          75,414
    1,825       USX - Marathon Group New .......................          45,739
                                                                       ---------
                                                                         121,153
                                                                       ---------

                FINANCE (4.6%)
      500       AMBAC Financial Group Inc. .....................          27,406
      475       American International Group ...................          55,813
      975       Cincinnati Financial Corp. .....................          30,652
    2,025       Citigroup Inc. .................................         122,006
      900       Federal National Mortgage Association ..........          46,969
    1,500       Fleet Boston Financial Group Inc. ..............          51,000
    2,650       Hibernia Corp Class A ..........................          28,819
      925       Household International Inc. ...................          38,445
      325       Merrill Lynch & Co Inc. ........................          37,375
      900       PNC Financial Services Group ...................          42,187
      600       Paine Webber Group Inc. ........................          27,300
      450       State Street Corp. .............................          47,728
                                                                       ---------
                                                                         555,700
                                                                       ---------

                HEALTH CARE (4.0%)
      350       Baxter International ...........................          24,609
      675       Cardinal Health Inc. ...........................          49,950
      575       Eli Lilly & Co. ................................          57,428
      575       Johnson & Johnson ..............................          58,578
    1,125       Merck & Co Inc. ................................          86,203
      425      *Pacificare Health Systems ......................          25,580
    2,675       Pfizer Inc. ....................................         128,400
      900       Schering-Plough Corp. ..........................          45,450
       50       Stryker Corp. ..................................           2,188
                                                                       ---------
                                                                         478,386
                                                                       ---------

                INDUSTRIAL (3.0%)
      700       Exxon Mobil Corp. ..............................          54,950
    3,450       General Electric Corp. .........................         182,850
      600       Georgia Pacific Co. ............................          15,750
    1,825       Occidental Petroleum Corp. .....................          38,439
    1,200       Sherwin Williams Co. ...........................          25,425
    1,000       Tyco International Ltd. ........................          47,375
                                                                       ---------
                                                                         364,789
                                                                       ---------

                Retail (2.0%)
      825      *Federated Department Store ....................           27,844
    1,100       Home Depot Inc. ................................          54,931
    1,375      *Jack in the Box Inc. ..........................           33,859
    1,625       Supervalu Inc. .................................          30,977
    1,550       Wal Mart Stores Inc. ...........................          89,319
                                                                       ---------
                                                                         236,930
                                                                       ---------

                TECHNOLOGY (11.0%)
      725      *Altera Corp. ...................................          73,905
    1,400      *Andrew Corp. ...................................          46,988
      800      *Apple Computer Inc. ............................          41,900
      525      *Applied Materials Inc. .........................          47,578
    2,050      *Cisco Systems ..................................         130,303
      625       Computer Associates International Inc. .........          31,992
      600      *EMC Corp. ......................................          46,162
      900       First Data Corp. ...............................          44,662
      825       Harris Corp. ...................................          27,019
    1,225       Intel Corp. ....................................         163,767
      800       International Business Machines Corp. ..........          87,650
      225      *Lexmark Holdings Class A .......................          15,131
    1,150      *Microsoft Corp. ................................          92,000
    1,200      *Oracle Corporation .............................         100,875
      850       Scientific Atlanta Inc. ........................          63,325
      400      *Siebel Systems Inc. ............................          65,425
    1,050      *Sun Microsystems Inc. ..........................          95,484
      450      *Teradyne Inc. ..................................          33,075
      800       Texas Instruments Inc. .........................          54,950
      875       United Technologies ............................          51,516
                                                                       ---------
                                                                       1,313,707
                                                                       ---------

                  See Notes to Financial Statements                      Page 10





TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

NUMBER
OF SHARES                 SECURITY                                  VALUE
---------                 --------                                  -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)



                TELECOMMUNICATION (4.0%)
    1,200      *ADC Telecommunications .........................       $ 100,650
    1,750       A T & T Corp. ..................................          55,344
    1,375       Bell Atlantic Corp. ............................          69,867
    1,450       Bellsouth Corp. ................................          61,806
    1,175       Comcast Corp Class A Special ...................          47,588
      450      *Nextel Communications Inc. .....................          27,534
      600       Time Warner Inc. ...............................          45,600
    1,475      *Worldcom Inc. ..................................          67,666
                                                                       ---------
                                                                         476,055
                                                                       ---------

                TRANSPORTATION (0.3%)
      650       Delta Air Lines Inc. ...........................          32,866
      177       Visteon Corp. ..................................           2,143
                                                                       ---------
                                                                          35,009
                                                                       ---------

                UTILITY (1.2%)
      700       Coastal Corp. ..................................          42,612
    1,050       Constellation Energy Group .....................          34,191
      700       Cooper Industries Inc. .........................          22,794
      850       FPL Group Inc. .................................          42,075
                                                                       ---------
                                                                         141,672
                                                                       ---------

                Total Common Stock
                        (Cost $3,928,690) ......................       4,349,181
                                                                       ---------

PRINCIPAL
AMOUNT
------
                U.S. GOVERNMENT OBLIGATIONS AND AGENCY NOTES (30.5%)
                U S TREASURY STRIPS (6.0%)
$1,795,000      Due 2/15/15 ....................................         726,437
                                                                       ---------

                U.S. TREASURY NOTES (15.1%)
 1,500,000      5.250% Due 8/15/03 .............................       1,454,055
   360,000      6.125% Due 12/31/01 ............................         358,258
                                                                       ---------
                                                                       1,812,313
                                                                       ---------

                FEDERAL AGENCY AND GOVERNMENT (9.4%)
 1,175,000      Freddie Mac Note 6.750% Due 9/15/29 ............       1,124,146
                                                                       ---------

                TOTAL U.S. GOVERNMENT OBLIGATIONS & Agency Notes
                        (Cost $3,622,164) ......................      $3,662,896
                                                                      ----------

                CORPORATE DEBENTURES (32.2%)
                FINANCE (30.3%)
   300,000      Associates Corp NA 5.750% Due 11/1/03 ..........         285,045
   575,000      Barclays Bank Plc Yankee 7.400% Due 12/15/09 ...         559,975
   235,000      Bear Stearns Companies Inc. 6.500% Due 7/5/00 ..         235,000
   160,000      Beneficial Corp. 6.250% Due 2/18/03 ............         155,160
    50,000      Ford Motor Credit 6.125% Due 1/9/06 ............          46,467
   225,000      Ford Motor Credit 7.375% Due 10/28/09 ..........         217,636
   200,000      G.E. Capital Corp. 8.750% Due 5/21/07 ..........         216,972
   450,000      General Motors Acceptance Corp. 5.750%
                        Due 11/10/03 ...........................         426,082
   285,000      Merrill Lynch & Co. 5.870% Due 11/15/01 ........         279,423
   400,000      Morgan Stanley 6.090% Due 3/9/11 ...............         397,144
   250,000     +Nordbanken 8.950% Due 11/29/49 .................         249,561
   225,000      Royal Bank of Scotland Plc 9.118% Due 3/31/49 ..         233,178
   215,000      Salomon Inc. 6.700% Due 7/5/00 .................         215,000
   120,000      USL Capital Corp. 6.500% Due 12/1/03 ...........         115,946
                                                                       ---------
                                                                       3,632,589
                                                                       ---------

                REAL ESTATE INVESTMENT TRUST (1.9%)
   235,000      Carramerica Realty Corp. 6.625% Due 10/1/00 ....         234,126
                                                                       ---------

                TOTAL CORPORATE DEBENTURES
                        (Cost $3,953,517) ......................       3,866,715
                                                                       ---------

                EURODOLLAR DEPOSIT (5.2%)
                        (Cost $621,000)
   621,000      Societe General 6.400% Due 7/3/00 ..............         621,000
                                                                       ---------

                TOTAL INVESTMENTS (104.2%)
                        (Cost $12,125,371) .....................      12,499,792

                LIABILITIES IN EXCESS
                  OF OTHER ASSETS (-4.2%) ......................        (503,716)
                                                                      ----------

                TOTAL NET ASSETS (100.0%)                            $11,996,076
                                                                     ===========

* Non-income producing security.
+ SEC Rule 144A Security. Such security has limited markets and is traded among institutional buyers.



Page 11                See Notes to Financial Statements



TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2000 - (Unaudited)

                                                LONG-            MEDIUM-          SHORT-
                                                TERM              TERM             TERM
                                              RETIREMENT       RETIREMENT       RETIREMENT
------------------------------------------------------------------------------------------
          ASSETS
Investments at value # ...................   $  9,645,238    $ 14,534,415    $ 12,499,792
Cash .....................................            679             747             308
Receivable for Fund shares sold ..........              0             252             133
Receivable from Adviser ..................         15,960          13,544          13,758
Dividends and interest receivable ........         30,593          79,981         114,386
Deferred organizational costs and
        prepaid expenses .................          5,700           6,090           6,174
                                             ------------    ------------    ------------
                                                9,698,170      14,635,029      12,634,551
                                             ------------    ------------    ------------

          LIABILITIES
Payable for Fund shares redeemed .........        551,074         942,174         581,189
Accrued distribution fees payable
        (Adviser Shares) .................          5,566           8,088           8,930
Accrued service fees payable
        (Institutional Shares) ...........          7,367          10,158           8,473
Other accrued expenses ...................         30,221          34,050          39,883
                                             ------------    ------------    ------------
                                                  594,228         994,470         638,475
                                             ------------    ------------    ------------
NET ASSETS ...............................   $  9,103,942    $ 13,640,559    $ 11,996,076
                                             ============    ============    ============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001)   $        990    $      1,447    $      1,181
Paid-in surplus ..........................      7,723,099      11,938,737      10,726,289
Accumulated undistributed net
        investment income ................         34,558         162,941         333,491
Undistributed realized gains on
        investments ......................        373,828         337,550         560,694
Net unrealized appreciation on investments        971,467       1,199,884         374,421
                                             ------------    ------------    ------------
Net Assets ...............................   $  9,103,942    $ 13,640,559    $ 11,996,076
                                             ============    ============    ============

NET ASSET VALUE AND REDEMPTION PRICE
        PER SHARE:
        ADVISER SHARES:
Net Assets ...............................   $  7,946,865    $ 11,829,989    $ 10,878,686
Shares of beneficial interest issued
        and outstanding ..................        865,508       1,249,959       1,071,694
                                             ------------    ------------    ------------
Net asset value per share ................   $       9.18    $       9.46    $      10.15
                                             ============    ============    ============

INSTITUTIONAL SHARES:
Net Assets ...............................   $  1,157,077    $  1,810,570    $  1,117,390
Shares of beneficial interest issued
        and outstanding ..................        124,092         196,645         109,389
                                             ------------    ------------    ------------
Net asset value per share ................   $       9.32    $       9.21    $      10.21
                                             ============    ============    ============

# INVESTMENTS AT COST ....................      8,673,771      13,334,531      12,125,371

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation ...............      1,502,149       1,794,971         714,851
        Gross depreciation ...............       (530,682)       (595,087)       (340,430)
                                             ------------    ------------    ------------
        NET UNREALIZED APPRECIATION ......        971,467       1,199,884         374,421
                                             ============    ============    ============

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.

--------------------------------------------------------------------------------



Page 12                     See Notes to Financial Statements



TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2000 - (Unaudited)




                                                LONG-TERM       MEDIUM-TERM      SHORT-TERM
                                                RETIREMENT      RETIREMENT       RETIREMENT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ..................................   $  37,041       $  45,618        $  39,373
Interest ...................................      70,885         191,831          454,668
                                               ---------       ---------        ---------
                                                 107,926         237,449          494,041
                                               ---------       ---------        ---------
EXPENSES:
Investment advisory fees - Note 5 ..........      36,081          55,001           77,674
Fund accounting fees .......................      22,205          22,241           23,315
Registration fees and expenses .............       6,797           6,813            7,460
Professional fees ..........................      11,734          13,986           16,443
Transfer agent fees and expenses
        (Advisor Shares) ...................      12,197          12,010           12,236
Transfer agent fees and expenses
        (Institutional Shares) .............      12,411          12,264           12,310
Distribution fees (Adviser Shares) - Note 5       19,366          29,757           28,320
Custodian fees and expenses - Note 7 .......       6,125           8,852            7,437
Amortization of organization expenses ......       4,734           4,727            4,727
Shareholders' reports ......................       2,042           1,848            2,145
Trustees' fees and expenses ................       3,804           3,854            3,928
Administration fees - Note 5 ...............       4,330           6,600            9,321
Service fees (Institutional Shares) - Note 5       1,532             972            9,291
Other expenses .............................       1,692           2,844            2,267
                                               ---------       ---------        ---------
TOTAL EXPENSES .............................     145,050         181,769          216,874
Less fees waived by Adviser and
        Administrator - Note 5 .............     (40,377)        (44,225)         (34,579)
Less expenses reimbursed
        by Adviser - Note 5 ................     (20,067)        (11,384)         (11,663)
Less expenses paid indirectly - Note 7 .....      (3,538)         (3,431)          (3,825)
                                               ---------       ---------        ---------
NET EXPENSES ...............................      81,068         122,729          166,807
                                               ---------       ---------        ---------
NET INVESTMENT INCOME ......................      26,858         114,720          327,234
                                               ---------       ---------        ---------

REALIZED AND UNREALIZED GAIN/(LOSS)
        ON INVESTMENTS
Net realized gain on investments ...........     349,027         255,840          506,984
Change in unrealized appreciation/
        (depreciation) on investments ......    (176,338)       (129,304)        (455,496)
                                               ---------       ---------        ---------
NET GAIN ON INVESTMENTS ....................     172,689         126,536           51,488
                                               ---------       ---------        ---------
NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ....................   $ 199,547       $ 241,256        $ 378,722
                                               =========       =========        =========

-------------------------------------------------------------------------------------------

                 See Notes to Financial Statements                       Page 13

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS - (Unaudited)



                                                                  Long-Term                    Medium-Term
                                                                  Retirement                    Retirement
----------------------------------------------------------------------------------------------------------------------
                                                              Six                             Six
                                                             Months       Year               Months          Year
                                                             Ended        Ended              Ended           Ended
                                                            6/30/00*    12/31/99            6/30/00*       12/31/99
                                                            --------    --------            --------       --------

OPERATIONS:
Net investment income ................................   $     26,858    $     62,488    $    114,720    $    291,316
Net realized gain
        on investments ...............................        349,027         892,051         255,840       1,036,935
Change in unrealized appreciation/
        (depreciation) on investments ................       (176,338)        (45,296)       (129,304)       (593,919)
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ....................        199,547         909,243         241,256         734,332
                                                         ------------    ------------    ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Adviser Shares .......................................              0         (40,650)              0        (216,431)
Institutional Shares .................................              0         (22,314)              0         (62,826)
                                                         ------------    ------------    ------------    ------------
TOTAL DIVIDENDS TO NET INVESTMENT INCOME:
        SHAREHOLDERS FROM NETENT INCOME:
        INVESTMENT INCOME ............................              0         (62,964)              0        (279,257)
                                                         ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
Adviser Shares .......................................              0        (723,406)              0        (852,199)
Institutional Shares .................................              0        (180,540)              0        (188,477)
                                                         ------------    ------------    ------------    ------------
TOTAL DISTRIBUTIONS FROM NET
        REALIZED GAINS ...............................              0        (903,946)              0      (1,040,676)
                                                         ------------    ------------    ------------    ------------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
Shares sold ..........................................      2,106,928       3,377,686       1,663,445       3,578,706
Shares issued in reinvestment
        of dividends and distributions ...............              0         967,753               0       1,319,933
Shares redeemed ......................................     (3,319,534)     (3,008,583)     (4,654,642)     (4,815,479)
                                                         ------------    ------------    ------------    ------------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ...................     (1,212,606)      1,336,856      (2,991,197)         83,160
                                                         ------------    ------------    ------------    ------------

TOTAL INCREASE/(DECREASE)ACTIONS
        IN NET ASSETS ................................     (1,013,059)      1,279,189      (2,749,941)       (502,441)

NET ASSETS:
Beginning of year ....................................     10,117,001       8,837,812      16,390,500      16,892,941
                                                         ------------    ------------    ------------    ------------
End of period ........................................   $  9,103,942    $ 10,117,001    $ 13,640,559    $ 16,390,500
                                                         ============    ============    ============    ============

+ Includes undistributed
        net investment income ........................   $     34,558    $      7,700    $    162,941    $     48,222
                                                         ------------    ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------





                                                                  Short-Term
                                                                  Retirement
--------------------------------------------------------------------------------------
                                                                Six
                                                              Months         Year
                                                              Ended         Ended
                                                             6/30/00*      12/31/99
                                                             --------      --------

OPERATIONS:
Net investment income ................................   $    327,234    $    994,163
Net realized gain
        on investments ...............................        506,984       1,222,327
Change in unrealized appreciation/
        (depreciation) on investments ................       (455,496)     (1,463,153)
                                                         ------------    ------------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ....................        378,722         753,337
                                                         ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Adviser Shares .......................................              0        (388,593)
Institutional Shares .................................              0        (580,239)
                                                         ------------    ------------
TOTAL DIVIDENDS TO
        SHAREHOLDERS FROM NET
        INVESTMENT INCOME ............................              0        (968,832)
                                                         ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
Adviser Shares .......................................              0        (576,190)
Institutional Shares .................................              0        (712,866)
                                                         ------------    ------------
TOTAL DISTRIBUTIONS FROM NET
        REALIZED GAINS ...............................              0      (1,289,056)
                                                         ------------    ------------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
Shares sold ..........................................      1,841,160       6,753,326
Shares issued in reinvestment
        of dividends and distributions ...............              0       2,257,888
Shares redeemed ......................................    (22,020,834)     (8,974,365)
                                                         ------------    ------------
NET INCREASE/(DECREASE) FROMN SHARES OF
        CAPITAL SHARE TRANSACTIONS ...................    (20,179,674)         36,849
                                                         ------------    ------------

TOTAL INCREASE/(DECREASE)
        IN NET ASSETS ................................    (19,800,952)     (1,467,702)

NET ASSETS:
Beginning of year ....................................     31,797,028      33,264,730
                                                         ------------    ------------
End of period ........................................   $ 11,996,076    $ 31,797,028
                                                         ============    ============
+ Includes undistributed
        net investment income ........................   $    333,491    $      6,258
                                                         ------------    ------------

* Unaudited.

--------------------------------------------------------------------------------

Page 14                         See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS - (Unaudited)


1. GENERAL
         The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), are separate funds of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund (collectively the "Funds").

         The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.

         Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

         The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION
-------------------
         COMMON STOCK - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

         BONDS - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

TOMORROW FUNDS RETIREMENT TRUST

         MONEY MARKET SECURITIES - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

         FOREIGN SECURITIES - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

         Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

         FUTURES - A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
-------------------------------------------
         Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis. During the six months ended June 30, 2000, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

FEDERAL INCOME TAXES
--------------------
         Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required.

         The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
         Dividends from Net Investment Income - Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

TOMORROW FUNDS RETIREMENT TRUST

         DISTRIBUTIONS FROM CAPITAL GAINS - Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

         The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES
----------------
         Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. ORGANIZATIONAL EXPENSES
         Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds).

4. EXPENSES
         The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
         The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. For the six months ended June 30, 2000, WPG voluntarily agreed not to impose its entire advisory fee applicable to the Long-Term Fund, and waived $44,225 and $34,578 from the Medium-Term Fund and Short-Term Fund, respectively.

TOMORROW FUNDS RETIREMENT TRUST

         WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

         The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its entire administration services fee applicable to the Funds for the six months ended June 30, 2000.

         The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the six months ended June 30, 2000 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $19,366, $29,757 and $28,320, respectively. Of these amounts, WPG earned $7,866, $12,695 and $11,656, respectively.

         The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares.

6. SECURITIES TRANSACTIONS
         Sale proceeds, cost of securities purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the six months ended June 30, 2000 were as follows:

                        PROCEEDS         COST OF                     COMMISSIONS
                      OF SECURITIES    SECURITIES       TOTAL         RECEIVED
                          SOLD          PURCHASED     COMMISSIONS      BY WPG
                          ----          ---------     -----------      ------
Long-Term               $3,562,502      $3,046,292      $2,389          $2,047
Medium-Term              9,886,596       7,769,343       3,883           3,417
Short-Term              35,535,806      16,871,317       6,705           2,728

TOMORROW FUNDS RETIREMENT TRUST

7. CUSTODIAN FEES
         Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the six months ended June 30, 2000 were as follows:

                     Custodian Fee      Offset Credit
                     -------------      -------------
Long-Term               $6,125             $3,538
Medium-Term              8,852              3,431
Short-Term               7,437              3,825


         The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian

8. CAPITAL SHARE TRANSACTIONS
         Transaction in shares of the Funds are summarized below:

LONG-TERM
                                        SIX MONTHS ENDED                 YEAR ENDED
                                          JUNE 30, 2000              DECEMBER 31, 1999
                                      SHARES        AMOUNT           SHARES       AMOUNT
                                      ------        ------           ------       ------
ADVISER CLASS SHARES
Sold ..........................       187,700    $ 1,666,347        284,126    $ 2,596,712
Reinvested from dividends
        and distributions .....             0              0         88,326        764,019
Redeemed ......................      (221,401)    (1,956,873)      (258,737)    (2,386,405)
                                     --------     ----------       --------     ----------
Net increase/(decrease) -
        Adviser Class .........       (33,701)   ($  290,526)       113,715    $   974,326
                                     --------     ----------       --------     ----------

INSTITUTIONAL CLASS SHARES
Sold ..........................        48,875    $   440,581         83,542    $   780,974
Reinvested from dividends
        and distributions .....             0              0         23,231        203,734
Redeemed ......................      (147,482)    (1,362,661)       (66,795)      (622,178)
                                     --------     ----------       --------     ----------
Net increase/(decrease) -
        Institutional Class ...       (98,607)   ($  922,080)        39,978    $   362,530
                                     --------     ----------       --------     ----------

Net increase/(decrease) in Fund      (132,308)   ($1,212,606)       153,693    $ 1,336,856
                                     --------     ----------       --------     ----------


TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS - (Unaudited) - continued

---------------------------------------------------------------------------------------------------------------
MEDIUM-TERM

                                                       SIX MONTHS ENDED                 YEAR ENDED
                                                         JUNE 30, 2000              DECEMBER 31, 1999
                                                     SHARES        AMOUNT           SHARES       AMOUNT
                                                     ------        ------           ------       ------
ADVISER CLASS SHARES
Sold .........................................        136,885    $  1,257,187         230,644    $  2,192,178
Reinvested from dividends
        and distributions ....................              0               0         117,747       1,068,630
Redeemed .....................................       (326,741)     (2,991,912)       (418,915)     (4,031,392)
                                                    ---------    ------------       ---------    ------------
Net decrease - Adviser Class .................       (189,856)   $ (1,734,725)        (70,524)   $   (770,584)
                                                    ---------    ------------       ---------    ------------

INSTITUTIONAL CLASS SHARES
Sold .........................................         45,369    $    406,258         147,133    $  1,386,528
Reinvested from dividends
        and distributions ....................              0               0          28,550         251,303
Redeemed .....................................       (182,072)     (1,662,730)        (83,754)       (784,087)
                                                    ---------    ------------       ---------    ------------
Net increase/(decrease) -
        Institutional Class ..................       (136,703)   ($ 1,256,472)         91,929    $    853,744
                                                    ---------    ------------       ---------    ------------

Net increase/(decrease) in Fund ..............       (326,559)   ($ 2,991,197)         21,405    $     83,160
                                                    ---------    ------------       ---------    ------------

---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
SHORT-TERM


                                                      SIX MONTHS ENDED                 YEAR ENDED
                                                        JUNE 30, 2000              DECEMBER 31, 1999
                                                     SHARES        AMOUNT           SHARES       AMOUNT
                                                     ------        ------           ------       ------

ADVISER CLASS SHARES
Sold .........................................         86,591    $    859,471         210,906    $  2,217,623
Reinvested from dividends
 and distributions ...........................              0               0          96,963         964,783
Redeemed .....................................       (375,935)     (3,716,122)       (583,021)     (6,119,476)
                                                    ---------    ------------       ---------    ------------
Net decrease - Adviser Class .................       (289,344)   ($ 2,856,651)       (275,152)   ($ 2,937,070)
                                                    ---------    ------------       ---------    ------------

INSTITUTIONAL CLASS SHARES
Sold .........................................         99,516    $    981,689         469,584    $  4,535,703
Reinvested from dividends
 and distributions ...........................              0               0         129,700       1,293,105
Redeemed .....................................     (1,809,240)    (18,304,712)       (308,892)     (2,854,889)
                                                    ---------    ------------       ---------    ------------
Net increase/(decrease) -
        Institutional Class ..................     (1,709,724)   ($17,323,023)        290,392    $  2,973,919
                                                    ---------    ------------       ---------    ------------

Net increase/(decrease) in Fund ..............     (1,999,068)   ($20,179,674)         15,240    $     36,849
                                                    ---------    ------------       ---------    ------------


---------------------------------------------------------------------------------------------------------------

TOMORROW FUNDS RETIREMENT TRUST

9. SUBSEQUENT EVENT
         On April 19, 2000 the board of trustees (the "Trustees") of the Tomorrow Funds Retirement Trust (the "Trust") voted to liquidate and terminate the Trust. The Trustees believed that the assets of the funds had fallen below a level sufficient for the funds to be operated on a cost effective basis. The liquidation was completed on July 31, 2000.

TOMORROW FUNDS RETIREMENT TRUST
Financial Highlights



          $ PER SHARE




                                                             NET                                            RATIO OF
                                       NET                REALIZED    TOTAL    DIVIDENDS  DISTRI-           NET
                                      ASSET                  AND     INCOME      FROM     BUTIONS           ASSET             TOTAL
                                    VALUE AT     NET      UNREALIZED   FROM      NET      FROM     TOTAL    VALUE AT          NET
                                    BEGINNING  INVESTMENT   GAINS   INVESTMENT INVESTMENT CAPITAL DISTRI-  END OF    TOTAL  ASSETS
                                    OF PERIOD   INCOME   SECURITIES OPERATIONS  INCOME    GAINS    BUTIONS  PERIOD   RETURN  (000'S
                                    ---------   ------   ---------------------  ------    -----    -------  ------   ------  ------
LONG-TERM RETIREMENT
ADVISER SHARES
For the six months ended
        June 30, 2000#                  $8.99    0.02      0.17      0.19       0.00      0.00      0.00     $9.18    2.11%  $7,947
For the year ended
        December 31, 1999                9.10    0.04      0.79      0.83      (0.05)    (0.89)    (0.94)     8.99    9.53    8,086
For the year ended
        December 31, 1998                7.98    0.10      1.14      1.24      (0.07)    (0.05)    (0.12)     9.10   15.58    7,150
For the year ended
        December 31, 1997                6.98    0.09      1.62      1.71      (0.08)    (0.63)    (0.71)     7.98   24.50    4,194
        For the period March 7, 1996*
        through December 31, 1996        6.50    0.04      0.55      0.59      (0.06)    (0.05)    (0.11)     6.98    9.08      978

INSTITUTIONAL SHARES
For the six months ended
        June 30, 2000#                   9.12    0.07      0.13      0.20       0.00      0.00      0.00      9.32    2.19    1,157
For the year ended
        December 31, 1999                9.23    0.08      0.81      0.89      (0.11)    (0.89)    (1.00)     9.12   10.07    2,031
For the year ended
        December 31, 1998                8.07    0.13      1.17      1.30      (0.09)    (0.05)    (0.14)     9.23   16.16    1,687
For the year ended
        December 31, 1997                7.05    0.06      1.69      1.75      (0.10)    (0.63)    (0.73)     8.07   24.84    1,088
For the period April 2, 1996*
        through December 31, 1996        6.51    0.04      0.55      0.59       0.00     (0.05)    (0.05)     7.05    9.03      282


MEDIUM-TERM RETIREMENT
Adviser Shares
For the six months ended
        June 30, 2000#                   9.29    0.08      0.09      0.17       0.00      0.00      0.00     9.46    1.83    11,830
For the year ended
        December 31, 1999                9.68    0.17      0.23      0.40      (0.16)    (0.63)    (0.79)    9.29    4.32    13,383
For the year ended
        December 31, 1998                8.85    0.18      1.22      1.40      (0.15)    (0.42)    (0.57)    9.68   15.94    14,617
For the year ended
        December 31, 1997                8.07    0.13      1.40      1.53      (0.13)    (0.62)    (0.75)    8.85   18.96    11,987
For the period March 7, 1996*
        through December 31, 1996        7.50    0.04      0.63      0.67      (0.03)    (0.07)    (0.10)    8.07    8.89     3,416

INSTITUTIONAL SHARES
For the six months ended
        June 30, 2000#                   9.02    0.10      0.09      0.19       0.00      0.00      0.00     9.21    2.11     1,811
For the year ended
        December 31, 1999                9.43    0.19      0.24      0.43      (0.21)    (0.63)    (0.84)    9.02    4.77     3,008
For the year ended
        December 31, 1998                8.63    0.22      1.18      1.40      (0.18)    (0.42)    (0.60)    9.43   16.36     2,276
For the year ended
        December 31, 1997                7.86    0.24      1.29      1.53      (0.15)    (0.61)    (0.76)    8.63   19.48     1,165
For the period April 2, 1996*
        through December 31, 1996        7.53    0.10      0.55      0.65      (0.25)    (0.07)    (0.32)    7.86    8.54       265




                                                            RATIOS

                                                                                   RATIO INFORMATION
                                                                                 ASSUMING NO FEE WAIVERS,
                                                                                   REIMBURSEMENTS OR
                                                                                      CUSTODY FEE
                                                             RATIO OF           EARNINGS CREDIT RECEIVED
                                                 RATIO OF      NET               ------------------------
                                                 EXPENSES   INCOME TO             RATIO OF    RATIO OF
                                                TO AVERAGE   AVERAGE  PORTFOLIO   EXPENSES    NET INCOME
                                                   NET        NET     TURNOVER   TO AVERAGE   TO AVERAGE
                                                 ASSETS      ASSETS     RATE     NET ASSETS   NET ASSETS
                                                 ------      ------     ----     ----------   ----------
ADVISER SHARES
For the six months ended
        June 30, 2000#                             1.75%+    0.49%+     65.29%+     2.89%+    -0.65%+
For the year ended
        December 31, 1999                          1.75      0.57      104.49       2.89      -0.57
For the year ended
        December 31, 1998                          1.75      1.17       60.96       3.25      -0.33
For the year ended
        December 31, 1997                          1.75      1.30       66.64       5.61      -2.56
        For the period March 7, 1996*
        through December 31, 1996                  1.75+     1.63+      25.09      45.36+    -41.98+

INSTITUTIONAL SHARES
For the six months ended
        June 30, 2000#                             1.41+     0.82+      65.29+      3.54+     -1.31+
For the year ended
        December 31, 1999                          1.29      1.03      104.49       3.46      -1.13
For the year ended
        December 31, 1998                          1.27      1.64       60.96       4.09      -1.18
For the year ended
        December 31, 1997                          1.45      1.67       66.64       7.52      -4.40
For the period April 2, 1996*
        through December 31, 1996                  1.50+     1.97+      25.09      40.49+    -37.02+


MEDIUM-TERM RETIREMENT
Adviser Shares
For the six months ended
        June 30, 2000#                             1.75+     1.48+     107.69+      2.43+      0.80+
For the year ended
        December 31, 1999                          1.75      1.63      208.58       2.21       1.17
For the year ended
        December 31, 1998                          1.75      1.89      155.74       2.23       1.41
For the year ended
        December 31, 1997                          1.75      1.80       90.67       2.92       0.63
For the period March 7, 1996*
        through December 31, 1996                  1.75+     1.73+      22.56     15.88+     -12.40+

INSTITUTIONAL SHARES
For the six months ended
        June 30, 2000#                             1.31+     1.93+     107.69+      2.67+      0.57+
For the year ended
        December 31, 1999                          1.31      2.10      208.58       2.54       0.87
For the year ended
        December 31, 1998                          1.28      2.38      155.74       2.79       0.87
For the year ended
        December 31, 1997                          1.39      2.33      90.67        4.41      -0.69
For the period April 2, 1996*
        through December 31, 1996                  1.50+     1.96+     22.56       20.86+    -17.40+



TOMORROW FUNDS RETIREMENT TRUST
Financial Highlights



          $ PER SHARE
                                                             NET                                            RATIO OF
                                       NET                REALIZED    TOTAL    DIVIDENDS  DISTRI-           NET
                                      ASSET                  AND     INCOME      FROM     BUTIONS           ASSET             TOTAL
                                    VALUE AT     NET      UNREALIZED   FROM      NET      FROM     TOTAL    VALUE AT          NET
                                    BEGINNING  INVESTMENT   GAINS   INVESTMENT INVESTMENT CAPITAL DISTRI-  END OF    TOTAL  ASSETS
                                    OF PERIOD   INCOME   SECURITIES OPERATIONS  INCOME    GAINS    BUTIONS  PERIOD   RETURN  (000'S
                                    ---------   ------   ---------------------  ------    -----    -------  ------   ------  ------

SHORT-TERM RETIREMENT
ADVISER SHARES
For the six months ended
        June 30, 2000#                  9.99     0.19      (0.03)     0.16       0.00      0.00     0.00    10.15     1.60   10,879
For the year ended
        December 31, 1999              10.49     0.33      (0.11)     0.22      (0.29)    (0.43)   (0.72)    9.99     2.12   13,590
For the year ended
        December 31, 1998               9.78     0.30       0.89      1.19      (0.26)    (0.22)   (0.48)   10.49    12.22   17,157
For the year ended
        December 31, 1997               9.16     0.22       1.47      1.69      (0.20)    (0.87)   (1.07)    9.78    18.46   13,786
For the period March 7, 1996*
        through December 31, 1996       8.50     0.06       0.72      0.78      (0.06)    (0.06)   (0.12)    9.16     8.54    4,459

INSTITUTIONAL SHARES
For the six months ended
        June 30, 2000#                 10.01     0.36      (0.16)     0.20      0.00       0.00     0.00    10.21    2.00     1,117
For the year ended
        December 31, 1999              10.54     0.31      (0.06)     0.25      (0.35)    (0.43)   (0.78)   10.01    2.40    18,207
For the year ended
        December 31, 1998               9.82     0.34       0.90      1.24      (0.30)    (0.22)   (0.52)   10.54   12.68    16,108
For the year ended
        December 31, 1997               9.21     0.17       1.55      1.72      (0.24)    (0.87)   (1.11)    9.82   18.69     1,823
For the period April 2, 1996*
        through December 31, 1996       8.51     0.00       0.70      0.70       0.00      0.00     0.00     9.21    8.23      304





                                                            RATIOS

                                                                                   RATIO INFORMATION
                                                                                 ASSUMING NO FEE WAIVERS,
                                                                                   REIMBURSEMENTS OR
                                                                                      CUSTODY FEE
                                                             RATIO OF           EARNINGS CREDIT RECEIVED
                                                 RATIO OF      NET               ------------------------
                                                 EXPENSES   INCOME TO             RATIO OF    RATIO OF
                                                TO AVERAGE   AVERAGE  PORTFOLIO   EXPENSES    NET INCOME
                                                   NET        NET     TURNOVER   TO AVERAGE   TO AVERAGE
                                                 ASSETS      ASSETS     RATE     NET ASSETS   NET ASSETS
                                                 ------      ------     ----     ----------   ----------

SHORT-TERM RETIREMENT
ADVISER SHARES
For the six months ended
        June 30, 2000#                             1.75+      3.03+    173.49+      2.32+        2.46+
For the year ended
        December 31, 1999                          1.75       2.87     286.76       1.92         2.70
For the year ended
        December 31, 1998                          1.75       3.00     263.77       1.96         2.79
For the year ended
        December 31, 1997                          1.75       2.41     145.44       2.65         1.51
For the period March 7, 1996*
        through December 31, 1996                  1.75+      2.08+     14.16      15.68+      -11.85+

INSTITUTIONAL SHARES
For the six months ended
        June 30, 2000#                             1.46+      3.32+    173.49+      1.82+        2.96+
For the year ended
        December 31, 1999                          1.46       3.18     286.76       1.62         3.02
For the year ended
        December 31, 1998                          1.45       3.31     263.77       1.64         3.12
For the year ended
        December 31, 1997                          1.44       2.87     145.44       4.01         0.30
For the period April 2, 1996*
        through December 31, 1996                  1.50+      2.31+     14.16      19.10+      -15.29+



+       Annualized
*       Commencement of operations.
#       Unaudited.


                                 TomorrowFunds
                               ------------------
                         R E T I R E M E N T T R U S T


                         A Lifecycle Retirement Program
                    ----------------------------------------


                     ONE NEW YORK PLAZA, NEW YORK, NY 10004
                                 (800) 223-3332


INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Graham E. Jones


OFFICERS
ROGER J. WEISS
  Chairman of the Board, President and Trustee
RONALD M. HOFFNER
  Executive Vice President and Treasurer
JOSEPH J. REARDON
  Vice President and Secretary
DANIEL CARDELL
  Vice President
DANIEL S. VANDIVORT
  Vice President
STEVEN M. PIRES
  Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
PFPC Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, NY  10154






This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.